Loan from Related Party (10Q) (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Principal amount			$ 182,166					$ 182,166
Amortization of debt discount					$ 132,560		$ 334,731	721,360
Cumulative interest		$ 54,693	$ 96,579		24,714		54,693	96,579
Operating expenses					277,293	$ 112,613	1,243,666	818,588
March 2014 Note [Member]
Percentage of convertible debt	12.50%
Debt maturity date	Mar. 31, 2015
Principal amount	$ 157,500
Percentage of common stock conversion price	50.00%
Embedded conversion feature of the convertible debt	$ 305,039
Established debt discount	$ 157,500
Amortization of debt discount							69,490	78,966
Remaining amortization of debt discount					0		0	78,534
June 2014 Note [Member]
Percentage of convertible debt				12.50%
Debt maturity date				Jun. 30, 2015
Principal amount				$ 110,741
Percentage of common stock conversion price				50.00%
Embedded conversion feature of the convertible debt				$ 213,207
Established debt discount				$ 110,741
Amortization of debt discount							79,818	27,913
Remaining amortization of debt discount					0		0	82,828
September 2014 Note [Member]
Percentage of convertible debt			12.50%
Debt maturity date			Sep. 30, 2015
Principal amount			$ 98,575					98,575
Percentage of common stock conversion price			50.00%
Embedded conversion feature of the convertible debt			$ 181,771
Established debt discount			$ 98,575					98,575
Amortization of debt discount							134,765	0
Remaining amortization of debt discount					0		0	$ 98,575
September 2015 Note [Member]
Percentage of convertible debt		12.50%
Debt maturity date		Sep. 30, 2016
Principal amount		$ 316,046					316,046
Percentage of common stock conversion price		50.00%
Embedded conversion feature of the convertible debt		$ 330,496
Established debt discount		$ 226,826					$ 226,826
Amortization of debt discount					115,140
Remaining amortization of debt discount					330,496
Operating expenses					$ 115,158